Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Expenses [Abstract]
Summary of Accrued Expenses
Accrued expenses consist of the following (in USD thousands):

	December 31, 2022	December 31, 2021
Accrued Compensation	$10,268	$9,148
Accrued Professional fees	2,162	2,743
Accrued inventory purchases	315	2,472
Accrued IT support	22	25
Accrued Legal fees	287	125
Accrued Other	1,451	1,459
Total	$14,505	$15,972